Employee Benefit Plans (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Change in benefit obligation:
Benefit obligation at March 31, 2012	$ 35,624
Service Cost	0	0
Interest Cost	1,375	1,375
Plan amendments	0
Curtailment/settlement	(1,655)
Actuarial (gains) losses	7,069
Benefits paid	(2,372)
Benefit obligation at December 31, 2012	40,041	40,041
Change in plan assets:
Fair value of plan assets at March 31, 2012	25,045
Actual return on plan assets	1,091
Employer contributions	1,005
Benefits paid	(2,372)
Fair value of plan assets at December 31, 2012	24,769	24,769
Unfunded status	$ 15,272